CONCENTRATION OF RISK (Details Narrative)	3 Months Ended		12 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 31, 2023	Jul. 31, 2024	Oct. 31, 2024 HKD ($)
Concentration Risk [Line Items]
Insured FDIC	$ 250,000
Compensation amount	$ 64,000			$ 500,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	56.50%	61.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.70%	13.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Customer	As of October 31, 2024 and July 31, 2024, no customer accounted for over 10% of the Company’s total accounts receivable.		As of October 31, 2024 and July 31, 2024, no customer accounted for over 10% of the Company’s total accounts receivable.
Total Purchases [Member] | Customer Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	59.00%	65.90%
Total Purchases [Member] | Customer Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.60%	13.70%
Total Purchases [Member] | Customer Concentration Risk [Member] | Vendor Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	1.30%
Accounts Payable [Member] | Customer Concentration Risk [Member] | No Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Customer	As of October 31, 2024 and July 31, 2024, no vendor accounted for over 10% of the Company’s total accounts payable.		As of October 31, 2024 and July 31, 2024, no vendor accounted for over 10% of the Company’s total accounts payable.
HONG KONG
Concentration Risk [Line Items]
Cash balance	$ 228,644
Credit risk	$ 158,000